Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank
SMB Education Funding, LLC (together, the “Company”)
Credit Suisse Securities (USA) LLC
Goldman Sachs & Co.
Barclays Capital Inc.
(together, with the Company, the “Specified Parties”)

Re:	SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•
The term “Data File” means an electronic data file provided to us by the Company on August 30, 2016, containing certain information related to 63,952 student loans as of August 22, 2016 (the “Cutoff Date”).

•
The term “Selected Student Loans” means a sample of student loans that we randomly selected from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 student loans, as listed in Exhibit A attached hereto.

•
The term “Supplemental Data File” means an electronic data file provided to us by the Company on September 15, 2016, containing certain Remaining Term information related to 63,952 student loans as of Cutoff Date.

•
The term “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, #NM CR Screen, #CPH Screen and Branch Categorization Screen. The Loan File, furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the ATLAS System, ENCORE System or FDR System. We make no representation regarding the validity or accuracy of these documents.

The Company is responsible for the Data File.

I.	The Selected Student Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we compared the information in the Data File to the information in the Loan File or the Supplemental Data File (related to Remaining Term). The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File or Supplemental Data File to the Loan File for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note.  The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File document(s)

Social Security Number	Promissory Note within the ENCORE System and instructions provided by the Company described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System and instructions provided by the Company described below Note: We performed no procedures to assess compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

Attributes	Loan File document(s)

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st ACTIVE DATE” column on #BS5 Screen within the FDR System

Original Principal Balance
Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System if the Selected Student Loan was originated after July 2013, the “FINANCIAL INSTITUTION” column on the #NM CC Screen within the FDR System if the Selected Student Loan was originated in or prior to July 2013, or the “TLDSBAMT” column on the #HDI Screen within the FDR System, and instructions provided by the Company described below

Current Principal Balance or Recomputed Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen or “TOTAL ACCOUNT BALANCE” column on #CSS Screen less applicable “AMOUNT-PAID” and accrued interst recomputed using Interest Rate on #EDH Screen, “ACCOUNT BALANCE” column on #CSS Screen, “CYCLE DATE” column on #CSS Screen and “EFF-DT” column on #CPH Screen within the FDR System and instructions provided by the Company described below

Loan Type	“#14” column on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” column on #BS3 Screen within the FDR System and “CURR LOAN STAT” column on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Company described below

Recomputed Current Status End Date
“CURR LOAN STAT” column on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “METHOD OVERRIDE END DATE” columns on #CSS Screen and #NPO Screen, respectively, within the FDR System; “CYCLE DATE” and “MATURITY DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; or notation of status change on the #CIS Screen within the FDR System, and instructions provided by the Company described below

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

Attributes	Loan File document(s)

Remaining Term or Recomputed Remaining Term
“#9” on #NM CC Screen within the FDR System, “CURR LOAN STAT” column on #EDH Screen within the FDR System, “MISC FIELD 2” column on #BS3 Screen within the FDR System, “CYCLE DATE” column on #CSS Screen within the FDR System, “MATURITY DT” column on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” column on #NPO Screen within the FDR System, “DUE DATE” column on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Company described below

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen and “RPMT BEGIN DT” or “CURR LOAN STAT” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #ED2 Screen within the FDR System or notation of benefit related to automatic payment enrollment information on #CIS Screen within the FDR System

School Code	“MISC FIELD 5” column on #BS3 Screen within the FDR System

School Type 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” columns on Branch Categorization Screen within the ATLAS System, and instructions provided by the Company as described below

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	“EDS SCR01” column on #HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Notes for six (6) Selected Student Loans were not available in the ENCORE System. These were not considered exceptions.

For purposes of comparing Original Principal Balance and Current Principal Balance, we were instructed by the Company to apply a tolerance of ±$1.00.

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

For purposes of comparing Current Principal Balance, we were instructed by the Company to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” on the #CSS Screen within the FDR System.  In the event the information did not agree, we were instructed by the Company to recompute the Current Principal Balance as follows: (1) read the #CPH Screen within the FDR System to identify if there was a payment made after the “CYCLE DATE” and before the Cutoff Date on the #CSS Screen within the FDR System; (2) if a payment was made based on procedure (1), recompute the accrued interest as the product of (a) the Interest Rate on the #EDH Screen within the FDR System, (b) “ACCOUNT BALANCE” on the #CSS Screen within the FDR System, and (c) a fraction, the numerator of which is the difference in the number of days between the “CYCLE DATE” on the #CSS Screen and the “EFF-DT” on the #CPH Screen minus one and the denominator of 366 (i.e., the total number of days in the 2016 calendar year); and (3) add the recomputed accrued interest, as applicable or else zero, to the “TOTAL ACCOUNT BALANCE” as of “CYCLE DATE” on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the “CYCLE DATE” on the #CSS Screen) and subtract the payment amount obtained from the “AMOUNT-PAID” column on the #CPH Screen, as applicable, from the result.

For purposes of comparing Loan Status, we were instructed by the Company to compare Loan Status as follows:

1.
If the repayment type contained in the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) and the “CURR LOAN STAT” column on the #EDH Screen within the FDR System did not indicate “DMIP,” the Loan Status was “In-Repayment”;

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

3.
Compare to the status contained in the “CURR LOAN STAT” column on the #EDH Screen within the FDR System. In the event the Loan Status did not agree with the information in the Data File, the Company instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

For purposes of comparing Current Status End Date, we were instructed by the Company to recompute the “CUR_STATUS_END_DT” field (“Recomputed Current Status End Date”) as follows:

1.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date  as the first “CYCLE DATE” on the #CSS Screen after the “CURR: GRAD/SEP DT” on the #EDH Screen within the FDR System;

2.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System;

3.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”) or “SSF*,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” on the #NPO Screen within the FDR System; or,

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

4.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DMIP” and “DSCH”) or “SSP*,” recompute the Current Status End Date as the first “CYCLE DATE” on the #CSS Screen after the “MATURITY DT” on the #EDH Screen within the FDR System.

For purposes of comparing Remaining Term, we were instructed by the Company to compare or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

1.
If the “CURR LOAN STAT” on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “Deferred Loan,”  compare to the value in column “#9” contained on the #NM CC Screen within the FDR System;

2.
If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months[1] between the next “CYCLE DATE” on the #CSS Screen within the FDR System and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen;

3.
If the “CURR LOAN STAT” column on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” column on the #NPO Screen within the FDR System;

4.
If the Cutoff Date was later than the current “DUE DATE” on the #CSS Screen within the FDR System, recompute as (a) the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System as of the Cutoff Date and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen, minus (b) one; or,

5.	Compare to Remaining Term contained in the Supplemental Data File.

For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Company to input the School Code in the ATLAS System in order to access the corresponding school information. In addition, we were instructed to compare School Type 1 and 2 as follows:

1.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “4 year”;

2.	If the “PROGRAM CATEGORY” column within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “2 year”;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

3.	If the “PROGRAM CATEGORY” column within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” column within the ATLAS System was not blank, School Type 1 was “Trade School”;

4.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” column within the ATLAS System was blank, School Type 1 was “Other Type”;

5.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column within the ATLAS System was “Yes,” School Type 2 was “Title IV – For Profit”;

6.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column within the ATLAS System was “No,” School Type 2 was “Non-Title IV – For Profit”;

7.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column within the ATLAS System was “Yes,” School Type 2 was “Title IV – Not For Profit”; and,

8.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column within the ATLAS System was “No,” School Type 2 was “Non-Title IV – Not For Profit.”

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion in the Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Supplemental Data File, or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

SMB Private Education Loan Trust 2016-C, Private Education Loan-Backed Notes
September 23, 2016

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Sallie Mae Bank, SMB Education Funding, LLC, Credit Suisse Securites (USA) LLC, Goldman Sachs & Co., and Barclays Capital Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/KPMG LLP

September 23, 2016

Exhibit A The Selected Student Loans
Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2016C001	51	2016C051	101	2016C101	151	2016C151
2	2016C002	52	2016C052	102	2016C102	152	2016C152
3	2016C003	53	2016C053	103	2016C103	153	2016C153
4	2016C004	54	2016C054	104	2016C104	154	2016C154
5	2016C005	55	2016C055	105	2016C105	155	2016C155
6	2016C006	56	2016C056	106	2016C106	156	2016C156
7	2016C007	57	2016C057	107	2016C107	157	2016C157
8	2016C008	58	2016C058	108	2016C108	158	2016C158
9	2016C009	59	2016C059	109	2016C109	159	2016C159
10	2016C010	60	2016C060	110	2016C110	160	2016C160
11	2016C011	61	2016C061	111	2016C111	161	2016C161
12	2016C012	62	2016C062	112	2016C112	162	2016C162
13	2016C013	63	2016C063	113	2016C113	163	2016C163
14	2016C014	64	2016C064	114	2016C114	164	2016C164
15	2016C015	65	2016C065	115	2016C115	165	2016C165
16	2016C016	66	2016C066	116	2016C116	166	2016C166
17	2016C017	67	2016C067	117	2016C117	167	2016C167
18	2016C018	68	2016C068	118	2016C118	168	2016C168
19	2016C019	69	2016C069	119	2016C119	169	2016C169
20	2016C020	70	2016C070	120	2016C120	170	2016C170
21	2016C021	71	2016C071	121	2016C121	171	2016C171
22	2016C022	72	2016C072	122	2016C122	172	2016C172
23	2016C023	73	2016C073	123	2016C123	173	2016C173
24	2016C024	74	2016C074	124	2016C124	174	2016C174
25	2016C025	75	2016C075	125	2016C125	175	2016C175
26	2016C026	76	2016C076	126	2016C126	176	2016C176
27	2016C027	77	2016C077	127	2016C127	177	2016C177
28	2016C028	78	2016C078	128	2016C128	178	2016C178
29	2016C029	79	2016C079	129	2016C129	179	2016C179
30	2016C030	80	2016C080	130	2016C130	180	2016C180
31	2016C031	81	2016C081	131	2016C131	181	2016C181
32	2016C032	82	2016C082	132	2016C132	182	2016C182
33	2016C033	83	2016C083	133	2016C133	183	2016C183
34	2016C034	84	2016C084	134	2016C134	184	2016C184
35	2016C035	85	2016C085	135	2016C135	185	2016C185
36	2016C036	86	2016C086	136	2016C136	186	2016C186
37	2016C037	87	2016C087	137	2016C137	187	2016C187
38	2016C038	88	2016C088	138	2016C138	188	2016C188
39	2016C039	89	2016C089	139	2016C139	189	2016C189
40	2016C040	90	2016C090	140	2016C140	190	2016C190
41	2016C041	91	2016C091	141	2016C141	191	2016C191
42	2016C042	92	2016C092	142	2016C142	192	2016C192
43	2016C043	93	2016C093	143	2016C143	193	2016C193
44	2016C044	94	2016C094	144	2016C144	194	2016C194
45	2016C045	95	2016C095	145	2016C145	195	2016C195
46	2016C046	96	2016C096	146	2016C146	196	2016C196
47	2016C047	97	2016C097	147	2016C147	197	2016C197
48	2016C048	98	2016C098	148	2016C148	198	2016C198
49	2016C049	99	2016C099	149	2016C149	199	2016C199
50	2016C050	100	2016C100	150	2016C150	200	2016C200

Exhibit A
The Selected Student Loans
Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Numer	Student Loan ID Numer	Selected Student Loan Number	Student Loan ID Number
201	2016C201	251	2016C251	301	2016C301	351	2016C351
202	2016C202	252	2016C252	302	2016C302	352	2016C352
203	2016C203	253	2016C253	303	2016C303	353	2016C353
204	2016C204	254	2016C254	304	2016C304	354	2016C354
205	2016C205	255	2016C255	305	2016C305	355	2016C355
206	2016C206	256	2016C256	306	2016C306	356	2016C356
207	2016C207	257	2016C257	307	2016C307	357	2016C357
208	2016C208	258	2016C258	308	2016C308	358	2016C358
209	2016C209	259	2016C259	309	2016C309	359	2016C359
210	2016C210	260	2016C260	310	2016C310	360	2016C360
211	2016C211	261	2016C261	311	2016C311	361	2016C361
212	2016C212	262	2016C262	312	2016C312
213	2016C213	263	2016C263	313	2016C313
214	2016C214	264	2016C264	314	2016C314
215	2016C215	265	2016C265	315	2016C315
216	2016C216	266	2016C266	316	2016C316
217	2016C217	267	2016C267	317	2016C317
218	2016C218	268	2016C268	318	2016C318
219	2016C219	269	2016C269	319	2016C319
220	2016C220	270	2016C270	320	2016C320
221	2016C221	271	2016C271	321	2016C321
222	2016C222	272	2016C272	322	2016C322
223	2016C223	273	2016C273	323	2016C323
224	2016C224	274	2016C274	324	2016C324
225	2016C225	275	2016C275	325	2016C325
226	2016C226	276	2016C276	326	2016C326
227	2016C227	277	2016C277	327	2016C327
228	2016C228	278	2016C278	328	2016C328
229	2016C229	279	2016C279	329	2016C329
230	2016C230	280	2016C280	330	2016C330
231	2016C231	281	2016C281	331	2016C331
232	2016C232	282	2016C282	332	2016C332
233	2016C233	283	2016C283	333	2016C333
234	2016C234	284	2016C284	334	2016C334
235	2016C235	285	2016C285	335	2016C335
236	2016C236	286	2016C286	336	2016C336
237	2016C237	287	2016C287	337	2016C337
238	2016C238	288	2016C288	338	2016C338
239	2016C239	289	2016C289	339	2016C339
240	2016C240	290	2016C290	340	2016C340
241	2016C241	291	2016C291	341	2016C341
242	2016C242	292	2016C292	342	2016C342
243	2016C243	293	2016C293	343	2016C343
244	2016C244	294	2016C294	344	2016C344
245	2016C245	295	2016C295	345	2016C345
246	2016C246	296	2016C296	346	2016C346
247	2016C247	297	2016C297	347	2016C347
248	2016C248	298	2016C298	348	2016C348
249	2016C249	299	2016C299	349	2016C349
250	2016C250	300	2016C300	350	2016C350

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit   are not the Customer Account Numbers.